Filed under Rule 497(k)
Registration No. 333-53589

VALIC COMPANY II

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

(each, a “Target Fund”)

Supplement dated May 13, 2021, to each Target Fund’s
Summary Prospectus, each dated January 1, 2021, as
supplemented and amended to date

At shareholder meetings held on May 11, 2021, shareholders of each Target Fund approved the reorganization of their respective Target Fund into a corresponding series of VALIC Company I, as set out in the below table under the heading “Acquiring Fund” (each, a “Reorganization”).

Target Fund	Acquiring Fund
Aggressive Growth Lifestyle Fund	Aggressive Growth Lifestyle Fund
Capital Appreciation Fund	Capital Appreciation Fund
Conservative Growth Lifestyle Fund	Conservative Growth Lifestyle Fund
Core Bond Fund	Core Bond Fund
Government Money Market II Fund	Government Money Market I Fund
High Yield Bond Fund	High Yield Bond Fund
International Opportunities Fund	International Opportunities Fund
Mid Cap Value Fund	Mid Cap Value Fund
Moderate Growth Lifestyle Fund	Moderate Growth Lifestyle Fund
Small Cap Growth Fund	Small Cap Growth Fund
Small Cap Value Fund	Small Cap Value Fund
Strategic Bond Fund	Core Bond Fund
U.S. Socially Responsible Fund	U.S. Socially Responsible Fund

Pursuant to each Reorganization, the assets and liabilities of the respective Target Fund will be exchanged for shares of the corresponding Acquiring Fund, and Target Fund shareholders will become shareholders of the Acquiring Fund. The Acquiring Fund shares to be received by Target Fund shareholders will be equal in value to the Target Fund shares held by such shareholders immediately prior to their respective Reorganization.

Each Reorganization is expected to close on or about May 24, 2021 (the “Closing Date”). Until a Reorganization is completed, the respective Target Fund will continue sales and redemptions of its shares as described in its Prospectus. After a Reorganization is complete, the Target Fund will be liquidated. On the Closing Date, each Target Fund will no longer be offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.